Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2022
Post employment benefits
Schedule of income statement expense for defined benefit plans

	2022	2021	2020
	€m	€m	€m
Defined contribution plans	197	204	180
Defined benefit plans	(29)	31	46
Total amount charged to income statement (note 24)	168	235	226

Schedule of actuarial assumptions for defined benefit plans

	2022	2021	2020
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	3.3	2.9	2.2
Rate of increase in salaries[3]	3.1	2.7	2.5
Discount rate	2.5	1.8	2.0

Notes:

1	Figures shown represent a weighted average assumption of the individual plans.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.
3	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2022	2021	2020
	€m	€m	€m
Current service cost	38	37	37
Net past service (credit)/costs[1]	(71)	2	–
Net interest charge/(income)	4	(8)	9
Total net (credit)/cost included within staff costs	(29)	31	46
Actuarial gains/(losses) recognised in the SOCI	627	(686)	640

Note:

1

A change in Germany relating to the provision of death and disability benefits effective from 1 April 2021 resulted in a past service credit of €49 million; further net past service credits were recognised in the year ended 31 March 2022 for the Vodafone UK plan relating to the offer of a pension increase exchange to all members at retirement and benefit clarifications.

Schedule of fair value of assets and present value of liabilities under defined benefit plans

			Net surplus/
	Assets	Liabilities	(deficit)
	€m	€m	€m
1 April 2020	6,906	(6,754)	152
Service cost	–	(39)	(39)
Interest income/(cost)	137	(129)	8
Return on plan assets excluding interest income	466	–	466
Actuarial losses arising from changes in financial assumptions	–	(1,118)	(1,118)
Actuarial losses arising from experience adjustments	–	(34)	(34)
Employer cash contributions	125	–	125
Member cash contributions	10	(10)	–
Benefits paid	(243)	243	–
Exchange rate movements	244	(249)	(5)
Other movements	(13)	5	(8)
31 March 2021	7,632	(8,085)	(453)
Service cost	–	(38)	(38)
Past service credit	–	71	71
Interest income/(cost)	140	(144)	(4)
Return on plan assets excluding interest income	58	–	58
Actuarial gains arising from changes in demographic assumptions	–	7	7
Actuarial gains arising from changes in financial assumptions	–	483	483
Actuarial gains arising from experience adjustments	–	79	79
Employer cash contributions	60	–	60
Member cash contributions	17	(17)	–
Benefits paid	(241)	241	–
Exchange rate movements	52	(45)	7
Other movements	(3)	7	4
31 March 2022	7,715	(7,441)	274

An analysis of the net surplus/(deficit) is provided below for the Group as a whole.

	2022	2021
	€m	€m
Analysis of net surplus/(deficit):
Total fair value of plan assets	7,715	7,632
Present value of funded plan liabilities	(7,337)	(7,968)
Net surplus/(deficit) for funded plans	378	(336)
Present value of unfunded plan liabilities	(104)	(117)
Net surplus/(deficit)	274	(453)
Net surplus/(deficit) is analysed as:
Assets[1]	555	60
Liabilities	(281)	(513)

Note:

1	Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus/(deficit) is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2022	2021	2022	2021
	€m	€m	€m	€m
Analysis of net surplus/(deficit):

Total fair value of plan assets	2,850	2,912	3,399	3,298
Present value of plan liabilities	(2,565)	(2,852)	(3,166)	(3,457)
Net surplus/(deficit)	285	60	233	(159)
Net surplus/(deficit) are analysed as:
Assets	285	60	233	–
Liabilities	–	–	–	(159)

Schedule of fair value of pension assets

	2022	2021
	€m	€m
Cash and cash equivalents	55	247
Equity investments:
With quoted prices in an active market	849	1,376
Without quoted prices in an active market	359	294
Debt instruments:
With quoted prices in an active market	1,334	4,589
Without quoted prices in an active market	317	559
Property:
With quoted prices in an active market	29	26
Without quoted prices in an active market	460	494
Derivatives:[1]
Without quoted prices in an active market	2,195	(1,557)
Investment fund	1,161	604
Annuity policies
With quoted prices in an active market	34	4
Without quoted prices	922	996
Total	7,715	7,632

Note:

1	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(547)	552	(1)	1	770	(668)	(248)	248

Note:

1	The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.